STOCKHOLDERS' EQUITY (DEFICIT) (Summary of Stock Option Activity) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Shares
Outstanding, beginning balance	39,833,438
Granted	1,968,000
Cancelled	138,366
Exercised		$ (5,141)
Outstanding, ending balance	41,663,072	39,833,438
Weighted Average Exercise Price per Share
Outstanding, beginning balance	$ 0.39
Granted	$ 0.15
Cancelled	$ 33.21
Exercised
Outstanding, ending balance	$ 0.29	$ 0.39
Weighted Average Remaining Life (Years)
Outstanding, beginning balance			6 years 4 months 24 days
Granted	6 years 2 months 12 days
Outstanding, ending balance	7 years 2 months 12 days		6 years 4 months 24 days